Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends on common stock, per share	$ 0.52	$ 0.48	$ 0.36
Total The Bank of New York Mellon Corporation shareholders' equity	$ 35,363	$ 33,417	$ 32,354	$ 28,977